Transition to IFRS (Details) - Schedule of equity attributable to Magic’s shareholders - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2021
Transition to IFRS (Details) - Schedule of equity attributable to Magic’s shareholders [Line Items]
As reported in the Company’s consolidated financial statements as of	$ 260,432	$ 265,248
Measurement adjustments related to leases	(1,654)	(1,210)
Measurement adjustments related to redeemable non-controlling interests	911	1,098
Transition to IFRS	(743)	(112)
Accordance with IFRS:	259,689	265,136
Share Capital [Member]
Transition to IFRS (Details) - Schedule of equity attributable to Magic’s shareholders [Line Items]
As reported in the Company’s consolidated financial statements as of	1,164	1,165
Measurement adjustments related to leases
Measurement adjustments related to redeemable non-controlling interests
Transition to IFRS
Accordance with IFRS:	1,164	1,165
Additional paid-in capital [Member]
Transition to IFRS (Details) - Schedule of equity attributable to Magic’s shareholders [Line Items]
As reported in the Company’s consolidated financial statements as of	211,713	211,543
Measurement adjustments related to leases
Measurement adjustments related to redeemable non-controlling interests	(23,298)	(27,496)
Transition to IFRS	(23,298)	(27,496)
Accordance with IFRS:	188,415	184,047
Retained earnings [Member]
Transition to IFRS (Details) - Schedule of equity attributable to Magic’s shareholders [Line Items]
As reported in the Company’s consolidated financial statements as of	39,720	43,246
Measurement adjustments related to leases	(1,654)	(1,210)
Measurement adjustments related to redeemable non-controlling interests	24,607	28,624
Transition to IFRS	22,953	27,414
Accordance with IFRS:	62,673	70,660
Accumulated other comprehensive income (loss) [Member]
Transition to IFRS (Details) - Schedule of equity attributable to Magic’s shareholders [Line Items]
As reported in the Company’s consolidated financial statements as of	7,835	9,294
Measurement adjustments related to leases
Measurement adjustments related to redeemable non-controlling interests	(398)	(30)
Transition to IFRS	(398)	(30)
Accordance with IFRS:	$ 7,437	$ 9,264